Worldwide Developing Resources Portfolio as of February 28, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks -- 103.5%

Security                                                 Shares       Value
--------------------------------------------------------------------------------

Diamonds -- 4.3%
--------------------------------------------------------------------------------
Canabrava Diamond Corp.*                                 100,000      $  101,880
Diamondworks, Ltd.*+                                     150,000         158,100
Diamondworks, Ltd.                                       150,000         158,100
Namibian Minerals Corp.*                                  75,000         173,438
Southernera Resources, Ltd.*                              34,700         288,933
--------------------------------------------------------------------------------
                                                                      $  880,451
--------------------------------------------------------------------------------

Fertilizer -- 2.1%
--------------------------------------------------------------------------------
Asia Pacific Resources*                                  100,000      $  203,070
Potash Corp. of Saskatchewan                               2,500         223,438
--------------------------------------------------------------------------------
                                                                      $  426,508
--------------------------------------------------------------------------------

Metals - Gold -- 27.0%
--------------------------------------------------------------------------------
Argosy Mining Corp./1/+                                  100,000      $   30,210
Ashanti Goldfields Co., Ltd./1/                            8,889          74,178
Barrick Gold Corp./1/                                     15,000         288,750
Bema Gold Corp.+                                          20,000          47,500
Black Swan Gold Mines, Ltd.                              200,000          40,740
Canarc Resource Corp.+                                   150,000          57,960
Crystallex International Corp.*/1/                       150,000       1,181,249
Eldorado Gold Corp., Ltd.*/1/                             19,000          13,212
Eldorado Gold Corp., Ltd./1/+                             41,000          28,520
Etruscan Enterprises, Ltd.*                              150,000         415,275
Getchell Gold Corp.*                                      20,000         372,500
Global Pacific Minerals, Inc.*                           400,000         123,640
Golden Gram Resources, Inc.*                             250,000          79,050
Gran Colombia Resources, Inc./1/+                        100,000          14,047
Greenstone Resources, Ltd.*                               50,000         287,500
Iamgold International African Mining+                     25,000          86,075
Intrepid Minerals Corp.                                  300,000          84,300
Kazakhstan Minerals Corp.                                 40,000          20,000
Meridian Gold*                                           120,000         366,792
Minefinders Corp.*                                       100,000         140,530
Minorca Resources Inc.*                                   50,000          28,105
Nevsun Resources, Ltd.*                                   40,000         103,992
Queenstake Resources, Ltd.                               150,000          54,795
Repadre Capital Corp.*                                    70,000         282,821
Rio Narcea Gold Mines, Ltd.*/1/                           60,000         143,340
Rio Narcea Gold Mines, Ltd./1/                            60,000         143,340
Romarco Minerals, Inc.*/1/                               125,000         241,440
South Pacific Resources Corp.*/1/                        100,000          12,990
Southwestern Gold Corp.*/1/                               80,000         258,016
Steppe Gold Resources, Ltd.*                             200,000          46,360
Steppe Gold Resources, Ltd.*+                            200,000          46,360
Sutton Resources Ltd.                                     20,000         164,424
Tombstone Explorations Co., Ltd./1/+                     225,000          75,870
Triton Mining Corp.*+                                     30,000           7,377
Triton Mining Corp.*                                      50,000          12,295
TVX Gold, Inc.*                                            5,000          14,688
TVX Gold, Inc.+                                           45,000         132,188
--------------------------------------------------------------------------------
                                                                      $5,520,429
--------------------------------------------------------------------------------

Metals - Industrial -- 10.1%
--------------------------------------------------------------------------------
AMT International Mining Corp.*/1/                       817,200      $  401,899
Billiton PLC+                                             75,000         184,153
Breakwater Resources, Ltd.*                              100,000         212,900
Colossal Resources Corp.*                                120,000          18,744
Corriente Resources, Inc.*+/1/                           159,500         138,972
First Quantum Minerals*                                  159,091         447,141
First Quantum Minerals+                                  100,000         281,060
Freeport McMoran Copper & Gold, Inc.                      16,300         234,313
Panorama Resources                                       400,000          39,350
Tiomin Resources, Inc./1/+                               200,000         101,180
--------------------------------------------------------------------------------
                                                                      $2,059,712
--------------------------------------------------------------------------------

Metals - Silver -- 2.6%
--------------------------------------------------------------------------------
Apex Silver Mines, Ltd.*                                  20,000      $  231,250
Pan American Silver Corp.*                                10,000          98,437
Silver Standard Resources, Inc.*                          50,000         212,500
--------------------------------------------------------------------------------
                                                                      $  542,187
--------------------------------------------------------------------------------
Metals - Steel -- 5.4%
--------------------------------------------------------------------------------
Ispat International*                                      15,000      $  369,375
Reliance Steel and Aluminum Co.                           10,000         352,500
Steel Dynamics Corp.*                                     20,000         380,000
--------------------------------------------------------------------------------
                                                                      $1,101,875
--------------------------------------------------------------------------------

Oil and Gas - Equipment and Services -- 3.2%
--------------------------------------------------------------------------------
Canadian Fracmaster, Ltd.*+                               11,000      $   73,428
Noble Drilling Corp.                                      12,000         340,500
Tidewater, Inc.                                            5,500         244,750
--------------------------------------------------------------------------------
                                                                      $  658,678
--------------------------------------------------------------------------------

                       See notes to financial statements

Worldwide Developing Resources Portfolio as of February 28, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security                                                 Shares      Value
--------------------------------------------------------------------------------

Oil and Gas - Exploration
and Production -- 48.2%
--------------------------------------------------------------------------------
Abacan Resources Corp.*                                   70,000     $   137,809
Anadarko Petroleum Corp.                                  10,700         690,150
Arakis Energy Corp.*                                     200,000         456,240
Beau Canada Exploration, Ltd./1/                         170,000         308,176
Coho Energy Inc.*                                         75,000         595,313
EEX Corporation*                                          35,000         299,688
Encal Energy, Ltd.*                                      250,000         937,499
FX Energy, Inc. *                                         50,000         415,625
FX Energy, Inc.+                                          20,000         166,250
Harcor Energy Inc.*                                       40,000          55,000
Louis Dreyfus Natural Gas*                                43,200         780,300
Mercantile International Petroleum*/1/                   400,000         104,000
Meridian Resource Corp.*                                 114,800         954,274
Pease Oil and Gas Co.+                                   150,000         215,625
Petsec Energy Ltd., ADR*                                  28,000         414,750
Probe Exploration Inc.*                                  100,000         375,920
Ranger Oil Ltd.                                           75,000         482,813
Seven Seas Petroleum Co./1/                               30,000         884,999
Seven Seas Petroleum Co./1/+                              10,000         295,000
Swift Energy Co.                                          27,500         493,281
Triton Energy Ltd.*                                       12,000         379,500
Tusk Energy, Inc.*/1/                                    257,600         253,401
United Meridian Corp.*                                     5,000         136,875
--------------------------------------------------------------------------------
                                                                     $ 9,832,488
--------------------------------------------------------------------------------

Paper and Forest Products -- 0.6%
--------------------------------------------------------------------------------
Saint Laurent Paperboard, Inc.+                           10,000     $   113,481
--------------------------------------------------------------------------------
                                                                     $   113,481
--------------------------------------------------------------------------------

Total Common Stocks
     (identified cost $28,502,835)                                   $21,135,809
--------------------------------------------------------------------------------

Preferred Stocks -- 0.0%

Metals - Gold
--------------------------------------------------------------------------------
Ashanti Goldfields Co., Ltd., Class A, 3/31/98             8,889     $        --
Ashanti Goldfields Co., Ltd., Class B, 3/31/99             8,889              --
Ashanti Goldfields Co., Ltd., Class C, 3/31/00             8,889              --
Ashanti Goldfields Co., Ltd., Class D, 3/31/01             8,889              --
Ashanti Goldfields Co., Ltd., Class E, 3/31/02             8,889              --
--------------------------------------------------------------------------------
                                                                     $        --
--------------------------------------------------------------------------------

Total Preferred Stocks
     (identified cost --)                                            $        --
--------------------------------------------------------------------------------

Private Placements and Special
Warrants -- 7.0%

Metals - Gold -- 4.5%
--------------------------------------------------------------------------------
Nevada Pacific Mining Co.+                                40,000     $   300,000
Quincunx Gold Exploration                                300,000         316,067
Western Exploration and Development, Ltd.*+              600,000         300,000
--------------------------------------------------------------------------------
                                                                     $   916,067
--------------------------------------------------------------------------------

Metals - Industrial -- 1.3%
--------------------------------------------------------------------------------
Formation Capital Corp.                                  400,000     $   252,960
--------------------------------------------------------------------------------
                                                                     $   252,960
--------------------------------------------------------------------------------

Oil and  Gas - Exploration
and Production -- 1.2%
--------------------------------------------------------------------------------
Bellator Exploration, Inc.*+                             300,000     $   252,960
--------------------------------------------------------------------------------
                                                                     $   252,960
--------------------------------------------------------------------------------

Total Private Placements and Special Warrants
     (identified cost $1,758,341)                                    $ 1,421,987
--------------------------------------------------------------------------------

Warrants -- 0.0%

Diamonds
--------------------------------------------------------------------------------
Diamondworks, Ltd.+                                      150,000     $        --
--------------------------------------------------------------------------------
                                                                     $        --
--------------------------------------------------------------------------------

Metals - Gold
--------------------------------------------------------------------------------
Argosy Mining Corp.+                                      50,000     $        --
Black Swan Gold Mines, Ltd.+                             100,000              --
Canarc Resource Corp.+                                    75,000              --
Golden Gram Resources, Inc.*                             250,000              --
Iamgold International African Mining+                     12,500              --
Intrepid Minerals Corp.                                  150,000              --
Minorca Resources, Inc.                                   12,500              --
Queenstake Resources, Ltd.+                               75,000              --
Steppe Gold Resources, Ltd.+                             100,000              --
--------------------------------------------------------------------------------
                                                                     $        --
--------------------------------------------------------------------------------

Metals - Industrial
--------------------------------------------------------------------------------
First Quantum Minerals                                    50,000     $        --
--------------------------------------------------------------------------------
                                                                     $        --
--------------------------------------------------------------------------------

                       See notes to financial statements

Worldwide Developing Resources Portfolio as of February 28, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security                                              Shares       Value
--------------------------------------------------------------------------------

Total Warrants
     (identified cost --)                                          $          --
--------------------------------------------------------------------------------

Total Investments -- 110.5%
     (identified cost $30,261,176)                                 $ 22,557,796
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- (10.5)%                          $ (2,143,000)
--------------------------------------------------------------------------------


Net Assets -- 100%                                                 $ 20,414,796
--------------------------------------------------------------------------------

ADR -- American Depositary Receipt
*    Non-income producing security.
+    Restricted Security.
1    Foreign Security.


                       See notes to financial statements

Worldwide Developing Resources Portfolio as of February 28, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities




As of February 28, 1998
(Expressed in United States Dollars)

Assets
--------------------------------------------------------------------------------
Investments, at value (Note 1A)
     (identified cost, $30,261,176)                                 $22,557,796
Cash                                                                        527

Receivable for investments sold                                           1,463

Deferred organization expenses (Note 1F)                                 12,319
--------------------------------------------------------------------------------

Total assets                                                        $22,572,105
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Demand note payable (Note 3)                                        $ 2,116,000

Payable to affiliate for Trustees' fees (Note 2)                            291

Accrued expenses                                                         41,018
--------------------------------------------------------------------------------

Total liabilities                                                   $ 2,157,309
--------------------------------------------------------------------------------

Net Assets applicable to investors' interest in Portfolio           $20,414,796
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals             $28,118,176

Net unrealized depreciation of investments (computed on the
     basis of identified cost)                                       (7,703,380)
--------------------------------------------------------------------------------
Total                                                               $20,414,796
--------------------------------------------------------------------------------


Statement of Operations

For the Six Months Ended
February 28, 1998
(Expressed in United States Dollars)

Investment Income (Note 1G)
--------------------------------------------------------------------------------
Dividends (net of foreign taxes, $821)                              $    13,991

Interest income                                                          19,039
--------------------------------------------------------------------------------

Total income                                                        $    33,030
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                     $    97,444

Compensation of Trustees not members of the
     Investment Adviser's organization (Note 2)                           1,124

Interest expense                                                         33,431

Custodian fee                                                            31,535

Legal and accounting services                                            15,634

Amortization of organization expenses (Note 1F)                           1,493

Miscellaneous                                                             2,246
--------------------------------------------------------------------------------

Total expenses                                                      $   182,907
--------------------------------------------------------------------------------

Net investment loss                                                 $  (149,877)
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------------
Net realized gain (loss) --
     Investment transactions (identified cost basis)                $   657,566

     Foreign currency transactions                                          (56)
--------------------------------------------------------------------------------

Net realized gain on investment transactions                        $   657,510
--------------------------------------------------------------------------------

Change in unrealized appreciation (depreciation) --

     Investments (identified cost basis)                            $(7,222,388)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
     investments                                                    $(7,222,388)
--------------------------------------------------------------------------------


Net realized and unrealized loss on investments                     $(6,564,878)
--------------------------------------------------------------------------------


Net decrease in net assets resulting from operations                $(6,714,755)
--------------------------------------------------------------------------------


                       See notes to financial statements

Worldwide Developing Resources Portfolio as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets (Expressed in United States Dollars)


                                            Six Months Ended
Increase (Decrease)                         February 28, 1998   For the Period Ended
in Net Assets                               (Unaudited)         August 31, 1997 *
-------------------------------------------------------------------------------------
From operations --
     Net investment loss                         $   (149,877)      $    (88,261)
     Net realized gain on
         investment transactions                      657,510            839,952
     Net change in unrealized
         appreciation (depreciation)
         of investments                            (7,222,388)          (480,992)
-------------------------------------------------------------------------------------
Net increase (decrease) in net
     assets from operations                      $ (6,714,755)      $    270,699
-------------------------------------------------------------------------------------
Capital transactions --
     Contributions                               $  3,689,052       $ 38,738,578
     Withdrawals                                   (8,068,363)        (7,500,415)
-------------------------------------------------------------------------------------
Net increase (decrease) in net
     assets from
     capital transactions                        $ (4,379,311)      $ 31,238,163
-------------------------------------------------------------------------------------

Net increase (decrease) in net assets            $(11,094,066)      $ 31,508,862
-------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------
At beginning of period                           $ 31,508,862       $         --
-------------------------------------------------------------------------------------
At end of period                                 $ 20,414,796       $ 31,508,862
-------------------------------------------------------------------------------------

* For the period from the start of business, April 10, 1997, to August 31, 1997.


                       See notes to financial statements

Worldwide Developing Resources Portfolio as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data (Expressed in United States Dollars)

                                                 Six Months Ended
                                                 February 28, 1998           For the Period Ended
                                                 (Unaudited)                 August 31, 1997*
---------------------------------------------------------------------------------------------------
Ratios to average daily net assets
---------------------------------------------------------------------------------------------------
Expenses                                                   1.42% +                      1.19%+
Expenses after custodian fee reduction                     1.42% +                      1.15%+
Net investment loss                                       (1.16)+                      (0.81)%+
Portfolio Turnover                                           33%                          63%
---------------------------------------------------------------------------------------------------
Average commission rate (per share) /(1)/             $  0.0307                    $  0.0325
---------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)             $  20,415                    $  31,509
---------------------------------------------------------------------------------------------------

+      Annualized.
* For the period from the start of business, April 10, 1997, to August 31, 1997.
/(1)/ Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged.

                       See notes to financial statements

Worldwide Developing Resources Portfolio as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(Expressed in United States Dollars)


1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   Worldwide Developing Resources Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Investment operations began on April 10, 1997, with the acquisition of net assets of $26,141,520 in exchange for an interest in the Portfolio by one of the Portfolio's investors. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A Investment Valuation -- Securities listed on securities exchanges or in the NASDAQ National Market System are valued at closing sale prices or, if there has been no sale, at the mean between the closing bid and asked prices. Unlisted securities are valued at the mean between the latest bid and asked prices. Options and financial futures contracts are valued at the last sale price, as quoted on the principal exchange or board of trade on which such options or contracts are traded or, in the absence of a sale, the mean between the last bid and asked prices. Short term obligations, maturing in 60 days or less, are valued at amortized cost, which approximate the value. Securities for which market quotations are unavailable are appraised at their fair value as determined in good faith by or at the direction of the Trustees.

   B Income Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   C Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit an amount ("initial margin") either of cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. When the Portfolio enters into a closing transaction, the Portfolio will realize for book purposes a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuation in foreign currency exchange rates are not separately disclosed.

   E Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as

Worldwide Developing Resources Portfolio as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

(Expressed in United States Dollars)


   unrealized until such time as the contracts have been closed or offset.

   F Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

   G Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Interest income is determined on the basis of interest accrued. Dividend income is recorded on the ex-dividend date. Realized gains and losses on the sale of investments are determined on the identified cost basis.

   H Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   I Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of expense in the statement of operations.

   J Interim Financial Statements -- The interim financial statements relating to February 28, 1998 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates
   -----------------------------------------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 1998, the adviser fee was 0.75% (annualized) of average net assets.

   Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the period ended February 28, 1998 no significant amounts have been deferred.

   Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.

3  Line of Credit
   ----------------------------------------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a committed $100 million unsecured line of credit agreement with a group of banks. The Fund may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the $100 million line of credit is allocated among the participating funds and portfolios at the end of each quarter. At February 28, 1998, the Portfolio had a balance outstanding pursuant to this line of credit of $2,116,000. The average daily loan balance for the period ended February 28, 1998 was $1,078,448 and the average interest rate was 3.1%. The maximum borrowing outstanding at any time during the period ended February 28, 1998 was $2,795,000.

4  Federal Income Tax Basis of Investments
   -----------------------------------------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 1998, as computed on a federal income tax basis, are as follows:

   Aggregate cost                                                  $ 30,261,176
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $  3,463,109
   Gross unrealized depreciation                                    (11,166,489)
   -----------------------------------------------------------------------------
   Net unrealized depreciation                                     $ (7,703,380)
   -----------------------------------------------------------------------------

Worldwide Developing Resources Portfolio as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

(Expressed in United States Dollars)


5  Investment Transactions
   -----------------------------------------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $10,924,919 and $8,678,285, respectively.

Worldwide Developing Resources Portfolio as of February 28, 1998

INVESTMENT MANAGEMENT (Unaudited)


Worldwide Developing Resources Portfolio


Officers
James B. Hawkes
President and Trustee

M. Dozier Gardner
Vice President

Michel Normandeau
Vice President

Raymond O'Neill
Vice President

William D. Burt
Vice President and
Co-Portfolio Manager

Barclay Tittmann
Vice President and
Co-Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary


Independent Trustees
Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Harvard University Graduate School of Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant